Significant Accounting Policies - Breakdown of Revenues Between Fixed and Variable (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue Recognition
Gross revenues	$ 190,485		$ 377,277
Transaction fees
Revenue Recognition
Gross revenues	103,952		206,592
Commissions
Revenue Recognition
Gross revenues	36,413		70,610
Other
Revenue Recognition
Gross revenues	2,169		4,063
Variable
Revenue Recognition
Gross revenues	106,949		210,932
Variable | Transaction fees
Revenue Recognition
Gross revenues	79,577		158,492
Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues	435		890
Variable | Commissions
Revenue Recognition
Gross revenues	26,635		50,945
Variable | Other
Revenue Recognition
Gross revenues	302		605
Fixed
Revenue Recognition
Gross revenues	83,536		166,345
Fixed | Transaction fees
Revenue Recognition
Gross revenues	24,375		48,100
Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues	47,516		95,122
Fixed | Commissions
Revenue Recognition
Gross revenues	9,778		19,665
Fixed | Other
Revenue Recognition
Gross revenues	1,867		$ 3,458
Predecessor
Revenue Recognition
Gross revenues		$ 171,015		$ 340,518
Predecessor | Transaction fees
Revenue Recognition
Gross revenues		91,030		181,169
Predecessor | Commissions
Revenue Recognition
Gross revenues		27,553		55,436
Predecessor | Other
Revenue Recognition
Gross revenues		2,704		5,622
Predecessor | Variable
Revenue Recognition
Gross revenues		87,342		175,246
Predecessor | Variable | Transaction fees
Revenue Recognition
Gross revenues		69,557		139,194
Predecessor | Variable | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues		425		900
Predecessor | Variable | Commissions
Revenue Recognition
Gross revenues		17,346		35,126
Predecessor | Variable | Other
Revenue Recognition
Gross revenues		14		26
Predecessor | Fixed
Revenue Recognition
Gross revenues		83,673		165,272
Predecessor | Fixed | Transaction fees
Revenue Recognition
Gross revenues		21,473		41,975
Predecessor | Fixed | Subscription Fees including Refinitiv market data
Revenue Recognition
Gross revenues		49,303		97,391
Predecessor | Fixed | Commissions
Revenue Recognition
Gross revenues		10,207		20,310
Predecessor | Fixed | Other
Revenue Recognition
Gross revenues		$ 2,690		$ 5,596
Special Mention
Revenue Recognition
Compensation expense	$ 20,400
Allocation term	3 years